Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	35
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$120,198,358.31	0.7198369	$104,223,881.45	0.6241698	$15,974,476.86
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$213,678,358.31	0.1577591	$197,703,881.45	0.1459651	$15,974,476.86

Weighted Avg. Coupon (WAC)	4.99%		5.00%
Weighted Avg. Remaining Maturity (WARM)	25.90		25.04
Pool Receivables Balance	$244,637,318.60		$228,344,023.59
Remaining Number of Receivables	30,777		29,975

Adjusted Pool Balance	$240,972,320.99		$224,997,844.13

III. COLLECTIONS

Principal:
Principal Collections	$15,678,560.47
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$393,479.41
Total Principal Collections	$16,072,039.88

Interest:
Interest Collections	$1,064,683.50
Late Fees & Other Charges	$52,575.24
Interest on Repurchase Principal	$-
Total Interest Collections	$1,117,258.74

Collection Account Interest	$434.53
Reserve Account Interest	$208.66
Servicer Advances	$-

Total Collections	$17,189,941.81

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	35
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$17,189,941.81
Reserve Account Release	$-
Total Available for Distribution	$17,189,941.81

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$203,864.43		$203,864.43	$203,864.43
Collection Account Interest					$434.53
Late Fees & Other Charges					$52,575.24
Total due to Servicer					$256,874.20

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$95,157.03		$95,157.03

Total Class A interest:		$95,157.03		$95,157.03	$95,157.03

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$16,674,265.66

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$15,974,476.86

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$15,974,476.86
Class A Notes Total:		$15,974,476.86		$15,974,476.86
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$15,974,476.86		$15,974,476.86

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					699,788.80

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,664,997.61
Beginning Period Amount	$3,664,997.61
Current Period Amortization	$318,818.15
Ending Period Required Amount	$3,346,179.46
Ending Period Amount	$3,346,179.46
Next Distribution Date Amount	$3,044,528.78

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	35
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	11.33%	12.13%	12.13%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.78%	29,310	96.78%	$220,985,731.79
30 - 60 Days	1.72%	517	2.49%	$5,685,932.72
61 - 90 Days	0.42%	125	0.64%	$1,457,488.51
91 + Days	0.08%	23	0.09%	$214,870.57
		29,975		$228,344,023.59
Total
Delinquent Receivables 61 + days past due	0.49%	148	0.73%	$1,672,359.08
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.46%	142	0.66%	$1,614,062.88
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.44%	139	0.62%	$1,622,401.28
Three-Month Average Delinquency Ratio	0.47%		0.67%

Repossession in Current Period		38		$442,828.88
Repossession Inventory		81		$269,360.47

Charge-Offs
Gross Principal of Charge-Off for Current Period				$614,734.54
Recoveries				$(393,479.41)
Net Charge-offs for Current Period				$221,255.13

Beginning Pool Balance for Current Period				$244,637,318.60

Net Loss Ratio				1.09%
Net Loss Ratio for 1st Preceding Collection Period				0.70%
Net Loss Ratio for 2nd Preceding Collection Period				0.42%
Three-Month Average Net Loss Ratio for Current Period				0.73%

Cumulative Net Losses for All Periods				$10,160,252.37
Cumulative Net Losses as a % of Initial Pool Balance				0.73%

Principal Balance of Extensions				$1,468,054.19
Number of Extensions				125